Related party transactions	6 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Related Party Transactions [Abstract]
Related party transactions

15. Related party transactions

(i) During the six months ended December 31, 2020, John Ryan (Director and former CEO) billed $13,500 (years ended June 30, 2020 and 2019 - $51,500 and $50,000, respectively) for consulting services to the Company.

(ii) During the six months ended December 31, 2020, Wayne Parsons (Director and former CFO) billed $71,390 (years ended June 30, 2020 and 2019 - $136,045 and $nil, respectively) for consulting services to the Company.

(iii) During the six months ended December 31, 2020, Hugh Aird (former Director) billed $18,223 (years ended June 30, 2020 and 2019 - $9,774 and $nil, respectively) for consulting services to the Company.

(iv) During the six months ended December 31, 2020, Richard Williams (Director and Executive Chairman) billed $78,201 (years ended June 30, 2020 and 2019 - $134,927 and $nil, respectively) for consulting services to the Company. At December 31, 2020, $45,000 is owed to Mr. Williams (June 30, 2020 - $121,161) with all amounts included in accounts payable and accrued liabilities

During the six months ended December 31, 2020, the Company issued 214,286 August 2020 Units at $0.67 to settle $56,925 of debt owed to Mr. Williams.

On June 30, 2020, the Company issued a promissory note in the amount of $75,000, net of $15,000 debt issue costs, to Mr. Williams. The promissory note has been repaid in full. See note 8(vii).

(v) During the six months ended December 31, 2020 Sam Ash (President and CEO) billed $125,000 (years ended June 30, 2020 and 2019 - $60,000) for consulting services to the Company. At December 31, 2020, $nil is owed to Mr. Ash (June 30, 2020 - $60,000) with all amounts included in accounts payable and accrued liabilities.

During the six months ended December 31, 2020, the Company issued 77,143 August 2020 Units at a deemed price of $0.67 to settle $20,000 of debt owed to Mr. Ash.

(vi) During the six months ended December 31, 2020, Pam Saxton (Director) billed $7,000 (years ended June 30, 2020 and 2019 - $nil) for consulting services to the Company.

(vii) During the six months ended December 31, 2020, Cassandra Joseph (Director) billed $11,290 (years ended June 30, 2020 and 2019 - $nil) for consulting services to the Company.

(viii) During the six months ended December 31, 2020, the Company issued 300,000 August 2020 Units at a deemed price of $0.67 to settle $77,696 (C$105,000) of debt owed to a shareholder of the Company.

Bunker Hill Mining Corp.

Notes to Consolidated Financial Statements

Six Months Ended December 31, 2020 and Years Ended June 30, 2020 and 2019

(Expressed in United States Dollars)

14. Related party transactions

Compensation of key management personnel

The Company’s key management personnel have the authority and responsibility for planning, directing and controlling the activities of the Company and consists of the Company’s executive management team and management directors.

	Three Months Ended	Three Months Ended	Nine Months Ended	Nine Months Ended
	September 30,	September 30,	September 30,	September 30,
	2021	2020	2021	2020
Consulting fees	$276,049	$166,806	$846,604	$458,009

At September 30, 2021, $102,235 is owed to key management personnel (December 31, 2020 - $45,000) with all amounts included in accounts payable and accrued liabilities

Share subscriptions

During the nine months ended September 30, 2021, the CEO of the Company subscribed for 208,860 units in the February 2021 Offering.

During the nine months ended September 30, 2021, the Company issued 208,860 February 2021 Units at a deemed price of $0.45 to settle $66,000 of debt owed to the CFO.

During the nine months ended September 30, 2021, the Company issued 208,860 February 2021 Units at a deemed price of $0.45 to settle $66,000 of debt owed to a consultant that is deemed to be a related party.

Bunker Hill Mining Corp.

Notes to Condensed Interim Consolidated Financial Statements

Three and Nine Months Ended September 30, 2021

(Expressed in United States Dollars)

Unaudited